Net finance costs	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Net finance costs
6.	Net finance costs

	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Financial expenses
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	660	558	1,168
Interest capitalised at 4.94% (31 December 2017: 3.86%; 30 June 2018: 4.24%)(1)	(109)	(59)	(139)
Interest on finance leases	23	29	59
Discounting on provisions and other liabilities	223	211	414
Other gains and losses:
Fair value change on hedged loans	106	93	(265)
Fair value change on hedging derivatives	(148)	(26)	329
Exchange variations on net debt	11	(75)	(19)
Other	6	6	20

Total Financial expenses	772	737	1,567

Financial income
Interest income	(239)	(79)	(322)

Net finance costs	533	658	1,245

(1)

Interest has been capitalised at the rate of interest applicable to the specific borrowings financing the assets under construction or, where financed through general borrowings, at a capitalisation rate representing the average interest rate on such borrowings.